Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Revenue	$ 146,507	$ 486,825	$ 295,293	$ 798,731	$ 1,149,880	$ 1,110,207
Wholesale [Member]
Revenue	90,329	191,338	192,880	444,584	606,315	1,003,708
Retail [Member]
Revenue	$ 56,178	$ 295,487	$ 102,413	$ 354,147	$ 543,565	$ 106,499